UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.2%
--------------------------------------------------------------------------------------------
                                                                  SHARES          VALUE
                                                              -------------   --------------
ARGENTINA -- 0.0%
    Grupo Financiero Galicia ADR*                                   20,972    $     180,569
                                                                              --------------
BRAZIL -- 0.5%
    Banco Itau Holding Financeira*                                  20,200        3,020,937
    Brasil Telecom Participacoes*                                      794                8
    Cia de Bebidas das Americas*                                       860              429
    Cia de Saneamento Basico do Estado de Sao Paulo*                   138                7
    Embratel Participacoes*                                            794                2
    Seara Alimentos*                                                   911                2
    Sociedad de Participacoes Cime* (a)                            131,000               --
    Tele Centro Oeste Celular Participacoes*                           799                4
    Tele Norte Celular Participacoes*                                  794               --
    Telecomunicacoes de Sao Paulo*                                     794               13
    Telefonica Data Brasil Holding*                                    794               --
    Telemig Celular Participacoes*                                     794                2
    Telesp Celular Participacoes*                                      794                2
    Tim Participacoes*                                               1,529                2
                                                                              --------------
                                                                                  3,021,408
                                                                              --------------
CHINA -- 8.7%
    Bengang Steel Plates, Cl B*                                  2,066,180          760,326
    China Petroleum & Chemical, Cl H                            23,183,000        9,214,702
    China Telecom, Cl H*                                        41,150,100       15,300,966
    Chongqing Changan Automobile, Cl B                             532,080          235,367
    Chongqing Iron & Steel, Cl H                                   992,000          387,937
    Jilin Chemical Industries, Cl H*                             1,356,000          439,007
    PetroChina, Cl H*                                           42,430,328       23,529,486
    Ping An Insurance Group of China, Cl H                       2,651,500        4,402,621
    Sinopec Beijing Yanhua Petrochemical, Cl H*                  6,514,000        3,069,411
                                                                              --------------
                                                                                 57,339,823
                                                                              --------------
COLOMBIA -- 0.2%
    Banco de Bogota*                                               248,040        1,501,618
                                                                              --------------
EGYPT -- 0.2%
    Alexandria National Iron & Steel*                                7,000          555,298
    Commercial International Bank                                   89,098          722,170
                                                                              --------------
                                                                                  1,277,468
                                                                              --------------
HONG KONG -- 1.2%
    China Mobile Hong Kong                                       2,258,000        7,078,688
    CNOOC                                                          708,000          374,461
    CNPC Hong Kong*                                              2,060,000          309,032
                                                                              --------------
                                                                                  7,762,181
                                                                              --------------
INDIA -- 0.4%
    Infosys Technologies ADR                                        44,200        2,918,968
                                                                              --------------
INDONESIA -- 4.7%
    Astra International*                                        12,239,000       13,428,161
    Bank Central Asia*                                          22,667,500        7,114,526
    Bank Mandiri Persero*                                       48,918,000       10,360,362
                                                                              --------------
                                                                                 30,903,049
                                                                              --------------




THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                  SHARES          VALUE
                                                              -------------   --------------
MALAYSIA -- 3.5%
    British American Tobacco Malaysia*                             237,400    $   2,967,890
    IOI*                                                           934,000        2,286,143
    IOI Properties*                                                    500              987
    Kulim Malaysia*                                                220,000          165,601
    Malaysia International Shipping*                               102,500          420,845
    Malaysian Plantations*                                         966,500          691,901
    Maxis Communications*                                        1,612,000        4,030,530
    Proton Holdings*                                               295,000          659,955
    Saship Holdings* (a)                                           481,000               --
    Tanjong*                                                       106,000          407,317
    Telekom Malaysia*                                            3,601,700       10,427,346
    YTL*                                                           604,100          890,370
                                                                              --------------
                                                                                 22,948,885
                                                                              --------------
MEXICO -- 1.0%
    America Telecom*                                               507,000        1,472,915
    Grupo Celanese* (a)                                             99,000               --
    Grupo Financiero Banorte*                                      837,911        5,392,830
                                                                              --------------
                                                                                  6,865,745
                                                                              --------------
PHILIPPINES -- 2.2%
    Ayala Land*                                                  2,690,371          444,891
    Bank of the Philippine Islands*                                212,136          225,513
    Globe Telecom*                                                  33,325          560,160
    International Container Term Services                        2,321,700          299,547
    Philippine Long Distance Telephone*                            483,020       12,507,787
    SM Prime Holdings*                                           3,025,867          472,878
                                                                              --------------
                                                                                 14,510,776
                                                                              --------------
POLAND -- 3.6%
    KGHM Polska Miedz*                                             227,900        2,018,626
    Polski Koncern Naftowy Orlen*                                1,771,500       21,603,659
                                                                              -------------
                                                                                 23,622,285
                                                                              -------------
RUSSIA -- 9.2%
    Lukoil ADR*                                                    140,970       17,519,752
    MMC Norilsk Nickel ADR*                                         57,900        3,329,250
    OAO Gazprom ADR*                                               552,320       19,331,200
    Surgutneftegaz ADR*                                             56,600        2,146,555
    Tatneft ADR*                                                    19,454          620,388
    Unified Energy System ADR*                                     180,500        5,216,450
    Vimpel-Communications ADR*                                     357,200       12,930,640
                                                                              --------------
                                                                                 61,094,235
                                                                              --------------
SOUTH AFRICA -- 8.1%
    ABSA Group*                                                    693,000        8,867,382
    Edgars Consolidated Stores                                      47,850        2,400,515
    Iscor*                                                       1,178,841       11,460,625
    MTN Group*                                                     739,013        5,569,212
    Telkom                                                       1,120,438       20,372,453
    Tiger Brands                                                   310,700        4,996,181
                                                                              --------------
                                                                                 53,666,368
                                                                              --------------
SOUTH KOREA -- 23.6%
    Asia Cement                                                      6,600          206,491


THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                  SHARES          VALUE
                                                              -------------   --------------
SOUTH KOREA -- CONTINUED
    Daelim Industrial                                               10,050    $     540,702
    Daewoo Engineering & Construction                              541,580        3,568,305
    DC Chemical                                                     16,680          271,497
    Dongbu Insurance                                               974,750        6,840,351
    Dongbu Steel*                                                   86,740          917,280
    Dongkuk Steel Mill                                             157,678        2,850,806
    Doosan*                                                         20,280          219,403
    GS Holdings*                                                    73,000        1,622,222
    Hanjin Shipping*                                               672,930       14,757,237
    Hankook Tire                                                    51,510          594,925
    Hankuk Electric Glass                                            7,950          408,348
    Hanwha*                                                        364,470        4,848,943
    Honam Petrochemical                                             44,000        2,037,037
    Hynix Semiconductor*                                           452,120        5,728,616
    Hyundai Department Store H&S*                                  172,350        3,401,645
    Hyundai Development                                             53,290          953,091
    Hyundai Mipo Dockyard*                                          32,550        1,583,085
    Hyundai Mobis                                                    4,790          327,270
    INI Steel                                                      663,050        8,207,344
    Kia Motors                                                     619,600        7,609,123
    Korea Computer Holdings                                        190,000          292,593
    Korea Electric Power                                           878,640       23,807,205
    Korea Gas                                                       35,900        1,039,210
    Korea Kumho Petrochemical*                                      88,620        1,369,032
    KT&G*                                                           96,570        2,964,868
    Kumho Industrial*                                               14,200          238,743
    Kyeryong Construction Industrial*                               38,000          666,667
    LG                                                             810,910       15,807,212
    LG Insurance                                                   180,790        1,092,493
    Posco                                                          153,180       27,844,123
    Samsung Electronics                                             10,435        5,034,430
    SK*                                                             80,510        4,276,603
    Ssangyong Engineering*                                          82,000          557,856
    Ssangyong Motor*                                               216,080        1,360,504
    Youngone                                                       629,460        2,165,686
                                                                              --------------
                                                                                156,010,946
                                                                              --------------
TAIWAN -- 20.0%
    Acer                                                                14               22
    Asustek Computer                                               230,000          621,036
    Cathay Financial Holding*                                    2,107,000        4,134,615
    China Steel                                                 19,447,415       21,737,142
    Chunghwa Picture Tubes*                                     11,237,000        5,133,386
    Chunghwa Telecom                                             1,213,000        2,437,425
    CMC Magnetics*                                               4,800,000        2,132,496
    Compeq Manufacturing*                                        1,662,000          480,075
    Delta Electronics                                            2,714,700        4,432,163
    Evergreen Marine                                             4,958,679        4,732,931
    Far Eastern Textile                                         12,940,801        9,345,005
    Far EasTone Telecommunications*                             10,528,800       12,065,972
    Formosa Chemicals & Fibre*                                     367,000          674,082
    Gigabyte Technology                                            251,000          263,215
    High Tech Computer                                             890,000        4,498,901
    HON HAI Precision Industry                                   1,916,000        8,421,978




THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                  SHARES          VALUE
                                                              -------------   --------------
TAIWAN -- CONTINUED
    Inventec                                                     4,587,999    $   2,376,828
    Lite-On Technology                                             999,600        1,038,831
    MediaTek                                                       427,000        2,507,033
    Mercuries & Associates                                              13                5
    Micro-Star International                                       760,000          510,644
    Mitac International                                          4,176,904        2,242,545
    Powertech Technology*                                        1,072,000        2,440,188
    ProMosTechnologies*                                         32,955,000       13,813,163
    Quanta Display*                                              1,037,000          618,619
    Ritek*                                                       7,873,000        2,607,854
    Shin Kong Financial Holdings*                                6,271,156        6,103,794
    Silicon Integrated Systems*                                  1,028,000          371,177
    Stark Technology                                               453,000          206,944
    Taishin Financial Holdings*                                  6,294,000        5,671,517
    Taiwan Cellular                                              2,796,000        2,896,955
    Taiwan Cement                                                5,007,000        3,159,834
    Tatung*                                                      3,700,000        1,388,226
    U-Ming Marine Transport*                                       215,000          347,645
    Universal Scientific Industry*                               1,334,000          441,874
    Wan Hai Lines*                                                 920,000          912,779
    Winbond Electronics*                                         2,774,000        1,010,311
    Wistron                                                            260              116
    WUS Printed Circuit*                                           870,000          386,515
                                                                              --------------
                                                                                132,163,841
                                                                              --------------
TURKEY -- 7.0%
    Akbank*                                                      1,575,330        9,867,971
    Eregli Demir ve Celik Fabrikalari*                             641,686        3,129,002
    Haci Omer Sabanci Holding*                                     440,352        1,866,458
    Tupras Turkiye Petrol Rafine*                                  384,417        4,614,158
    Turk Sise ve Cam Fabrikalari*                                4,466,845       13,604,944
    Turkiye Is Bankasi*                                          1,803,628       10,621,515
    Vestel Elektronik Sanayi*                                      674,121        2,705,587
                                                                              --------------
                                                                                 46,409,635
                                                                              --------------
VENEZUELA -- 0.1%
    Banco Venezolano de Credito*                                    67,437           98,501
    Cemex Venezuela Saca*                                          208,000           32,660
    Cia Anonima Nacional Telefonos de Venezuela ADR*                27,600          546,756
    Mercantil Servicios Financieros, Cl B                          119,871          153,203
    Siderurgica Venezolana Sivensa*                                     78                2
                                                                              --------------
                                                                                    831,122
                                                                              --------------
    TOTAL COMMON STOCK
        (Cost $487,078,407)                                                     623,028,922
                                                                              --------------
--------------------------------------------------------------------------------------------
PREFERRED STOCK -- 3.3%
--------------------------------------------------------------------------------------------
BRAZIL -- 3.3%
    Acesita*                                                        45,600          644,359
    Banco Bradesco*                                                 31,010          770,553
    Brasil Telecom*                                                192,208              810
    Brasil Telecom Participacoes*                                       60               --
    Cia Brasileira de Distribuicao Grupo Pao de Acucar*                921               20
    Cia de Transmissao de Energia Eletrica Paulista*                   476                3


THE ADVISORS' INNER CIRCLE FUND                           ACADIAN EMERGING MARKETS PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
--------------------------------------------------------------------------------------------
                                                                  SHARES          VALUE
                                                              -------------   --------------
BRAZIL -- CONTINUED
    Cia Siderurgica de Tubarao*                                100,095,719    $   5,469,607
    Elektro Eletricidade e Servicos*                                   638                3
    Embratel Participacoes*                                             60               --
    Gerdau Metalurgica*                                            239,106        5,855,245
    Investimentos Itau*                                          1,649,000        2,851,825
    Lojas Americanas*                                                  327                5
    Sadia*                                                         476,000          918,123
    Sao Carlos Empreendimentos e Participacoes*                        327                1
    Tele Centro Oeste Cel                                              460                2
    Tele Norte Celular Participacoes*                                   60               --
    Telecomunicacoes de Sao Paulo*                                      60                1
    Telefonica Data Brasil Holding*                                     60               --
    Telemig Celular Participacoes                                       60               --
    Telesp Celular Participacoes*                                      502                1
    Tim Participacoes*                                                 115               --
    Tractebel Energia, Cl B*                                         1,020                3
    Usinas Siderurgicas de Minas Gerais*                           244,700        5,020,113
    Vale do Rio Doce* (a)                                           19,960               --
                                                                              --------------
                                                                                 21,530,674
                                                                              --------------
    TOTAL PREFERRED STOCK
        (Cost $11,087,111)                                                       21,530,674
                                                                              --------------
--------------------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------------------
TAIWAN -- 0.0%
    Shin Kong Financial Holdings, Expires 03/07/05*              6,271,156           72,497
                                                                              --------------
    TOTAL RIGHTS
        (Cost $0)                                                                    72,497
                                                                              --------------
--------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------------------
MALAYSIA -- 0.0%
    Kulim Malaysia, Expires 06/30/09*                               44,000            9,264
                                                                              --------------
    TOTAL WARRANTS
        (Cost $0)                                                                     9,264
                                                                              --------------
SHORT-TERM INVESTMENT -- 1.2%
    Union Bank of California, Money Market Fund                  7,664,046        7,664,046
                                                                              --------------
    TOTAL SHORT-TERM INVESTMENT
        (Cost $7,664,046)                                                         7,664,046
                                                                              --------------
    TOTAL INVESTMENTS -- 98.7%
        (Cost $505,829,564)                                                   $ 652,305,403
                                                                              ==============

          PERCENTAGES ARE BASED ON NET ASSETS OF $661,229,207.

       *  NON-INCOME PRODUCING SECURITY
     ADR  AMERICAN DEPOSITARY RECEIPT
      CL  CLASS
          AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

     (A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2005. WAS $0.

THE ADVISORS' INNER CIRCLE FUND               ACADIAN EMERGING MARKETS PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

          AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $505,829,564, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $150,529,492 AND $(4,053,653) RESPECTIVELY.

          FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

          ACA-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             --------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.